Accounts Receivable, Net (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Customer 1
Entity Wide Revenue Major Customer
Revenue percentage	27.80%	22.80%	18.50%
Customer 2
Entity Wide Revenue Major Customer
Revenue percentage			10.70%
Customer 4
Entity Wide Revenue Major Customer
Revenue percentage		10.70%
Customer 5
Entity Wide Revenue Major Customer
Revenue percentage	12.90%	13.80%